Supplement dated January 22, 2025
to the Prospectus of Ameriprise Certificates
(April 24, 2024) S-6000 AX (4/24)
This Supplement supersedes the Supplement dated September 18, 2024.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after September 18, 2024, information about interest rate ranges for new purchases found on pages 18-20 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2.70%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 160 basis points (1.60%) above to 260 basis points (2.60%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 180 basis points (1.80%) above to 280 basis points (2.80%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2 .70%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 110 basis points (1.10%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.85%, our rate in effect for the following week for investment amounts less than $100,000 would be between 2.95% and 3.95% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 150 basis points (1.50%) above to 250 basis points (2.50%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 18-20 remains unchanged.
S-6000-67 A (1/25)

The Board of Directors of ACC accepted the resignation of Mr. James R. Hill, and appointed Mr. Thomas A. Nickerson effective September 2024. The information on page 56 regarding Mr. Hill has been replaced with the information for Mr. Nickerson as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Thomas A. Nickerson 50642 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1985	Vice President and Chief Financial Officer since September 2024	Vice President, Advice and Wealth Management LFO since February 2023; Sr. Director, Advice and Wealth Management LFO, 2020 – 2023; Director, Advice and Wealth Management LFO, 2018 – 2020	None	None
The rest of the information on page 56 remains unchanged.
This Supplement should be retained for future reference.
S-6000-67 A (1/25)